INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares Class Y Ordinary Shares CNY (¥) shares	Ordinary shares Class Z Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)
Balance at the beginning of the year (Shares) at Dec. 31, 2020 | shares			83,715,114	268,204,838
Balance at the beginning of the year at Dec. 31, 2020	¥ 7,782,204		¥ 52	¥ 172	¥ 14,616,302	¥ 17,884	¥ 141,129	¥ (7,175,339)	¥ 182,004
Net loss	(4,712,972)							(4,701,214)	(11,758)
Share-based compensation	692,347				692,347
Share issuance from exercise of share options	2			¥ 2
Share issuance from exercise of share options (in shares) | shares				2,533,229
Issuance ordinary shares related to long-term investments				¥ 1	(1)
Issuance ordinary shares related to long-term investments (in shares) | shares				1,045,700
Share issuance upon secondary public offering ("HK IPO"), net of issuance costs of HKD 337,143	19,266,810			¥ 18	19,266,792
Share issuance upon secondary public offering ("HK IPO"), net of issuance costs of HKD 337,143 (in shares) | shares				28,750,000
Share issuance upon the conversion of convertible senior notes	449,911			¥ 3	449,908
Share issuance upon the conversion of convertible senior notes (in shares) | shares				2,854,277
Capital injection in subsidiaries by noncontrolling interests	2,040								2,040
Acquisition of subsidiaries	250,312			¥ 1	265,060				(14,749)
Acquisition of subsidiaries (in shares) | shares				484,183
Purchase of noncontrolling interests	(133,293)				(12,613)				(120,680)
Foreign currency translation adjustments	(174,120)						(174,120)
Balance at the end of the year at Sep. 30, 2021	23,423,241		¥ 52	¥ 197	35,277,795	17,884	(32,991)	(11,876,553)	36,857
Balance at the end of the year (Shares) at Sep. 30, 2021 | shares			83,715,114	303,872,227
Balance at the beginning of the year (Shares) at Dec. 31, 2021 | shares			83,715,114	306,889,473
Balance at the beginning of the year at Dec. 31, 2021	21,716,066		¥ 52	¥ 199	35,929,961	24,621	(279,862)	(13,971,304)	12,399
Net loss	(6,010,617)	$ (844,959)						(6,002,359)	(8,258)
Share-based compensation	785,888				785,888
Share issuance from exercise of share options	¥ 3			¥ 3
Share issuance from exercise of share options (in shares) | shares	3,169,000	3,169,000		3,169,065
Purchase of noncontrolling interests (in shares) | shares				45,000
Repurchase of shares	¥ (347,581)	$ (53,600)		¥ (2)	(347,579)
Repurchase of shares (in shares) | shares				(2,640,832)
Foreign currency translation adjustments	399,761	56,197					399,761
Balance at the end of the year at Sep. 30, 2022	¥ 16,543,520	$ 2,325,651	¥ 52	¥ 200	¥ 36,368,270	¥ 24,621	¥ 119,899	¥ (19,973,663)	¥ 4,141
Balance at the end of the year (Shares) at Sep. 30, 2022 | shares			83,715,114	307,462,706